Offerings	Sep. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 per share
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (or the Securities Act), there is also being registered hereby such indeterminate number of additional shares of Class A Common Stock as may be issued or issuable because of stock splits, stock dividends and similar transactions.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

The previously filed fee table reflected (i) 2,875,000 Class A Ordinary Shares at $5.00 per share, a $14,375,000.00 aggregate offering price and a fee of $1,985.19, (ii) 143,750 Class A Ordinary Shares issuable upon exercise of the Representative’s Warrants at $5.50 per share , a $790,625.00 aggregate offering price and a fee of $109.19, and (iii) 1,263,000 Class A Ordinary Shares being registered for resale by the selling shareholders at $5.00 per share, a $6,315,000.00 aggregate offering price and a fee of $872.11, for total fees previously paid of $2,966.48, as reflected in the table as filed.

The Company has since changed its offering structure and now intends to offer and sell 2,000,000 Class A Ordinary Shares at a fixed public offering price of $1.00 per share, resulting in a revised aggregate offering price of $2,000,000.00 and a corresponding registration fee of $174, calculated at the fee rate of 0.00008700. No additional fee is due because the $2,966.48 fee shown as previously paid exceeds the fee that would be payable based on the revised offering structure and maximum aggregate offering price. The revision is disclosed in this footnote rather than by changing the previously paid table entries.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's warrants
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	The previously filed fee table reflected (i) 2,875,000 Class A Ordinary Shares at $5.00 per share, a $14,375,000.00 aggregate offering price and a fee of $1,985.19, (ii) 143,750 Class A Ordinary Shares issuable upon exercise of the Representative’s Warrants at $5.50 per share , a $790,625.00 aggregate offering price and a fee of $109.19, and (iii) 1,263,000 Class A Ordinary Shares being registered for resale by the selling shareholders at $5.00 per share, a $6,315,000.00 aggregate offering price and a fee of $872.11, for total fees previously paid of $2,966.48, as reflected in the table as filed.

The Company has since changed its offering structure and now intends to offer and sell 2,000,000 Class A Ordinary Shares at a fixed public offering price of $1.00 per share, resulting in a revised aggregate offering price of $2,000,000.00 and a corresponding registration fee of $174, calculated at the fee rate of 0.00008700. No additional fee is due because the $2,966.48 fee shown as previously paid exceeds the fee that would be payable based on the revised offering structure and maximum aggregate offering price. The revision is disclosed in this footnote rather than by changing the previously paid table entries.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares issuable upon the exercise of the Representative's warrants
Maximum Aggregate Offering Price	$ 790,625.00
Amount of Registration Fee	$ 109.19
Offering Note	The previously filed fee table reflected (i) 2,875,000 Class A Ordinary Shares at $5.00 per share, a $14,375,000.00 aggregate offering price and a fee of $1,985.19, (ii) 143,750 Class A Ordinary Shares issuable upon exercise of the Representative’s Warrants at $5.50 per share , a $790,625.00 aggregate offering price and a fee of $109.19, and (iii) 1,263,000 Class A Ordinary Shares being registered for resale by the selling shareholders at $5.00 per share, a $6,315,000.00 aggregate offering price and a fee of $872.11, for total fees previously paid of $2,966.48, as reflected in the table as filed.

The Company has since changed its offering structure and now intends to offer and sell 2,000,000 Class A Ordinary Shares at a fixed public offering price of $1.00 per share, resulting in a revised aggregate offering price of $2,000,000.00 and a corresponding registration fee of $174, calculated at the fee rate of 0.00008700. No additional fee is due because the $2,966.48 fee shown as previously paid exceeds the fee that would be payable based on the revised offering structure and maximum aggregate offering price. The revision is disclosed in this footnote rather than by changing the previously paid table entries.
Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, US$0.0001 per share
Maximum Aggregate Offering Price	$ 6,315,000.00
Amount of Registration Fee	$ 872.10
Offering Note	The previously filed fee table reflected (i) 2,875,000 Class A Ordinary Shares at $5.00 per share, a $14,375,000.00 aggregate offering price and a fee of $1,985.19, (ii) 143,750 Class A Ordinary Shares issuable upon exercise of the Representative’s Warrants at $5.50 per share , a $790,625.00 aggregate offering price and a fee of $109.19, and (iii) 1,263,000 Class A Ordinary Shares being registered for resale by the selling shareholders at $5.00 per share, a $6,315,000.00 aggregate offering price and a fee of $872.11, for total fees previously paid of $2,966.48, as reflected in the table as filed.

The Company has since changed its offering structure and now intends to offer and sell 2,000,000 Class A Ordinary Shares at a fixed public offering price of $1.00 per share, resulting in a revised aggregate offering price of $2,000,000.00 and a corresponding registration fee of $174, calculated at the fee rate of 0.00008700. No additional fee is due because the $2,966.48 fee shown as previously paid exceeds the fee that would be payable based on the revised offering structure and maximum aggregate offering price. The revision is disclosed in this footnote rather than by changing the previously paid table entries.